Name : Alfred P. Ouellette Title: Assistant Vice President and Senior Counsel

May 1, 2008

EDGAR

U.S. Securities and Exchange Commission 100 F Street, N. E. Washington, D.C. 20549

Re:	John Hancock Capital Series– (the “Registrant”) for the following Prospectuses:
John Hancock Classic Value Fund - Classes A, B & C, Class I and Class R1;
John Hancock Classic Value Fund II - Classes A, B & C, Class I, Class R1 and Class NAV;
John Hancock International Classic Value Fund – Classes A, B & C, Class I and Class NAV;
John Hancock Large Cap Select Fund – Classes A, B & C, Class I and Class R1;
John Hancock U. S. Global Leaders Growth Fund – Classes A, B & C, Class I and Class R1;
and for the combined Statement of Additional Information for the Registrant
File Nos. 811-1677; 2-29502; (0000045291)

CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Prospectuses listed above and the form of the combined Statement of Additional Information, dated May 1, 2008 for the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j), does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary